Intangible Assets - Carrying Amount and Residual Useful Lives of Frequency Usage Rights (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 1,710,620	₩ 2,194,871	₩ 2,861,137
Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	664,486
800MHz license [Member] | Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 21,958
Description	LTE service
Commencement of amortization	2021-07
Completion of amortization	2026-06
1.8GHz license [Member] | Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 96,968
Description	LTE service
Commencement of amortization	2021-12
Completion of amortization	2026-12
2.6GHz license [Member] | Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 121,410
Description	LTE service
Commencement of amortization	2016-09
Completion of amortization	2026-12
2.1GHz license [Member] | Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 72,876
Description	W-CDMA and LTE service
Commencement of amortization	2021-12
Completion of amortization	2026-12
3.5GHz license [Member] | Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 351,274
Description	5G service
Commencement of amortization	2019-04
Completion of amortization	2028-11